FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS
At fair value through profit or loss	$ 0	$ 0
Amortized cost	65,451	5,349
Total	65,451	5,349
FINANCIAL LIABILITIES
At fair value through profit or loss	0	0
Amortized cost	17,322	23,286
Total	17,322	23,286
Account payables and accrued liabilities
FINANCIAL LIABILITIES
At fair value through profit or loss	0	0
Amortized cost	15,193	6,988
Total	15,193	6,988
Borrowings [Member]
FINANCIAL LIABILITIES
At fair value through profit or loss	0	0
Amortized cost	2,129	1,793
Total	2,129	1,793
Convertible Bond.
FINANCIAL LIABILITIES
At fair value through profit or loss		0
Amortized cost		14,505
Total		14,505
Cash.
FINANCIAL ASSETS
At fair value through profit or loss	0	0
Amortized cost	62,355	4,520
Total	62,355	4,520
Grants receivable and other current assets
FINANCIAL ASSETS
At fair value through profit or loss	0	0
Amortized cost	3,096	829
Total	$ 3,096	$ 829